CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Common stock - dividends paid	$ 0.05	$ 0.05	$ 0.05